Regulatory Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Regulatory Matters
7.
  Regulatory Matters
The Bank and Company are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.
Quantitative measures established by regulation to ensure capital adequacy require the Bank and Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets and of Tier I capital to average assets, as defined by regulation. Management believes, as of March 31, 2014, the Bank and Company meet all capital adequacy requirements to which they are subject. As of March 31, 2014, the Bank was well capitalized under the regulatory framework for prompt corrective action, as shown in the following schedules. There are no conditions or events since then that management believes have changed this category.
The capital amounts and ratios for the Bank and Company at March 31, 2014 and December 31, 2013, were as follows:

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bankwell Bank
March 31, 2014
Total Capital to Risk-Weighted Assets	$68,460	10.74%	$50,983	8.00%	$63,729	10.00%
Tier I Capital to Risk-Weighted Assets	60,488	9.49%	25,492	4.00%	38,238	6.00%
Tier I Capital to Average Assets	60,488	7.90%	30,638	4.00%	38,297	5.00%
Bankwell Financial Group, Inc.
March 31, 2014
Total Capital to Risk-Weighted Assets	$78,232	12.22%	$51,220	8.00%	N/A	N/A
Tier I Capital to Risk-Weighted Assets	70,221	10.97%	25,610	4.00%	N/A	N/A
Tier I Capital to Average Assets	70,221	9.06%	31,012	4.00%	N/A	N/A

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bankwell Bank
December 31, 2013
Total Capital to Risk-Weighted Assets	$66,674	10.74%	$49,682	8.00%	$62,103	10.00%
Tier I Capital to Risk-Weighted Assets	58,908	9.49%	24,841	4.00%	37,262	6.00%
Tier I Capital to Average Assets	58,908	7.91%	29,772	4.00%	37,215	5.00%
Bankwell Financial Group, Inc.
December 31, 2013
Total Capital to Risk-Weighted Assets	$76,537	12.32%	$49,683	8.00%	N/A	N/A
Tier I Capital to Risk-Weighted Assets	68,766	11.07%	24,841	4.00%	N/A	N/A
Tier I Capital to Average Assets	68,766	9.15%	3,068	4.00%	N/A	N/A

Restrictions on dividends
The ability of the Company to pay dividends depends, in part, on the ability of the Bank to pay dividends to the Company. In accordance with State of Connecticut Banking Rules and Regulations, regulatory approval is required to pay dividends in excess of the Bank’s earnings retained in the current year plus retained earnings from the previous two years. The Bank is also prohibited from paying dividends that would reduce its capital ratios below minimum regulatory requirements.

  17.  Regulatory Matters
The Bank and Company are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.
On September 9, 2013, the Company changed its name from BNC Financial Group, Inc. to Bankwell Financial Group, Inc., and it merged together the two bank subsidiaries, BNC and TBF and renamed the combined entity, Bankwell Bank.
Quantitative measures established by regulation to ensure capital adequacy require the Bank and Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets and of Tier I capital to average assets, as defined by regulation. Management believes, as of December 31, 2013, the Bank and Company meet all capital adequacy requirements to which they are subject.
As of December 31, 2013, the Bank and Company were well capitalized under the regulatory framework for prompt corrective action, as shown in the following schedules. There are no conditions or events since then that management believes have changed this category.
The capital amounts and ratios for the Bank and Company at December 31, 2013, were as follows:

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bankwell Bank
December 31, 2013
Total Capital to Risk-Weighted Assets	$66,674	10.74%	$49,682	8.00%	$62,103	10.00%
Tier I Capital to Risk-Weighted Assets	58,908	9.49%	24,841	4.00%	37,262	6.00%
Tier I Capital to Average Assets	58,908	7.91%	29,772	4.00%	37,215	5.00%
Bankwell Financial Group, Inc.
December 31, 2013
Total Capital to Risk-Weighted Assets	$76,537	12.32%	$49,683	8.00%	$62,103	10.00%
Tier I Capital to Risk-Weighted Assets	68,766	11.07%	24,841	4.00%	37,262	6.00%
Tier I Capital to Average Assets	68,766	9.15%	3,068	4.00%	37,585	5.00%

The capital amounts and ratios for BNC and TBF at December 31, 2012, were as follows:

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
The Bank of New Canaan
December 31, 2012
Total Capital to Risk-Weighted Assets	$38,849	10.34%	$30,048	8.00%	$37,560	10.00%
Tier I Capital to Risk-Weighted Assets	34,138	9.09%	15,024	4.00%	22,536	6.00%
Tier I Capital to Average Assets	34,138	7.88%	17,325	4.00%	21,656	5.00%
The Bank of Fairfield
December 31, 2012
Total Capital to Risk-Weighted Assets	$14,809	12.05%	$9,829	8.00%	$12,287	10.00%
Tier I Capital to Risk-Weighted Assets	13,268	10.80%	4,915	4.00%	7,372	6.00%
Tier I Capital to Average Assets	13,268	8.39%	6,327	4.00%	7,909	5.00%

Restrictions on dividends
The ability of the Company to pay dividends depends, in part, on the ability of the Bank to pay dividends to the Company. In accordance with State of Connecticut Banking Rules and Regulations, regulatory approval is required to pay dividends in excess of the Bank’s earnings retained in the current year plus retained earnings from the previous two years. The Bank is also prohibited from paying dividends that would reduce its capital ratios below minimum regulatory requirements.